INVENTORIES (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Inventory balances
Raw materials and packaging	$ 2,025	$ 1,893
Finished goods	773	775
Other	273	286
Total inventories	$ 3,071	$ 2,954